MINERAL PROPERTIES AND EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended				12 Months Ended			155 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012	Oct. 31, 2009 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest							$ 19,054	$ 17,585		$ 19,054
Capital commitments							368			368
Payments for exploration and evaluation expenses							$ 3,359	$ 2,415	$ 4,953
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest				45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Payments for exploration and evaluation expenses										80,900
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			12.195%	28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement						$ 3,200
Acquisition of interest, work requirement, interest						37.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest		49.90%	49.90%				49.95%	49.95%
Proportion of ownership and voting rights held by non-controlling interests							50.10%	50.10%
Purchase agreement amount | R		R 1.2
Non-controlling interest							$ 7,828	$ 7,445		7,828
Subsequent expenditures on non-JV property receivable							$ 7,200			7,200
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			26.00%	26.00%		26.00%
Expense arising from exploration and evaluation of mineral resources						$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary	50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			37.05%			37.00%	37.05%	37.05%
Proportion of ownership and voting rights held by non-controlling interests			12.97%		26.00%	26.00%	63.05%	63.05%
Effective proportion of ownership interest in subsidiary			50.02%
Non-controlling interest							$ 11,226	$ 10,140		$ 11,226
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			9.755%	9.755%